1997 ANNUAL REPORT


IDS
Growth
Fund
(prospectus enclosed)

(icon of) Trees

The goal of IDS Growth Fund is long-term growth of capital.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)


American
Expresss
Financial
Advisors

Distributed by American Express Financial Advisors Inc.

Going for Growth

(Icon of) Trees

In the long run, a company's stock price usually reflects its business fortunes. Therefore, if a company thrives, its stock tends to follow suit. That's why many long-term investors, including Growth Fund, focus on growth stocks -- those of companies that enjoy rising sales and profits. While there will be interruptions along the way, patient investors look forward to sharing in that same prosperity.

(Icon of) One open book inside of another

The purpose of this annual report is to tell investors how the Fund performed.

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

Contents

1997 annual report

From the president                                               4
From the portfolio manager                                       4
The Portfolio's ten largest holdings                             6
Making the most of the Fund                                      7
The Fund's long-term performance                                 8
Independent auditors' report (Fund)                              9
Financial statements (Fund)                                     10
Notes to financial statements (Fund)                            13
Independent auditors' report (Portfolio)                        18
Financial statements (Portfolio)                                19
Notes to financial statements (Portfolio)                       22
Investments in securities                                       31
IDS mutual funds                                                34
Federal income tax information                                  38

1997 prospectus

The Fund in brief                                               3p
Goal                                                            3p
Investment policies and risks                                   3p
Structure of the Fund                                           4p
Manager and distributor                                         4p
Portfolio manager                                               4p
Alternative purchase arrangements                               4p

Sales charge and Fund expenses                                  5p

Performance                                                     7p
Financial highlights                                            7p
Total returns                                                   9p

Investment policies and risks                                  12p
Facts about investments and their risks                        12p
Valuing Fund shares                                            16p

How to purchase, exchange or redeem shares                     17p
Alternative purchase arrangements                              17p
How to purchase shares                                         19p
How to exchange shares                                         22p
How to redeem shares                                           23p
Reductions and waivers of the sales charge                     28p

Special shareholder services                                   33p
Services                                                       33p
Quick telephone reference                                      33p

Distributions and taxes                                        34p
Dividend and capital gain distributions                        34p
Reinvestments                                                  35p
Taxes                                                          36p
How to determine the correct TIN                               38p

How the Fund and Portfolio are organized                       39p
Shares                                                         39p
Voting rights                                                  39p
Shareholder meetings                                           39p
Special considerations regarding master/feeder structure       40p
Board members and officers                                     41p
Investment manager                                             43p
Administrator and transfer agent                               44p
Distributor                                                    44p

About American Express Financial Corporation                   46p
General information                                            46p

Appendix                                                       47p
Descriptions of derivative instruments                         47p


(This annual report is not part of the prospectus.)

To our shareholders

(picture of) William R. Pearce
President of the Fund

From the president

If you're an experienced investor, you know that the past two years have been unusually strong ones in many financial markets. Perhaps just as important, you also know that history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility.

That fact reinforces the need for investors to periodically review their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.

William R. Pearce

(picture of) Mitzi Malevich
Portfolio manager

From the portfolio manager

IDS Growth Fund recorded an exceptionally good gain during the past 12 months, as the stock market staged its strongest rally in many years. The result was a total return of 57% for investors in Class A shares over the August 1996 through July 1997 period. The return was comfortably ahead of that generated by the stock market as a whole, as measured by the Standard & Poor's 500 stock index, a group of unmanaged stocks commonly used as a gauge for the market. (Part of the Fund's return came in the form of a capital gain, which was paid to shareholders last December and reduced the Fund's net asset value by the same amount at that time.)

As if on cue, the stock market began its advance just as the fiscal year got underway. Buoyed by ongoing reports of low inflation, solid corporate profits and an expanding economy, the market powered its way through the fall and winter before stalling out in mid-March. By that time, heightened fear of rising inflation had driven up long-term interest rates, which in turn drove the market down by close to 10% during the ensuing

(This annual report is not part of the prospectus.)

weeks. But by May, stocks had shaken off the setback and were off and running to new highs through the end of the period.

Large growth stocks set pace

For the most part, the market's advance was led by stocks of large, rapidly growing companies, a trend that works to this Fund's advantage. To the Fund's further benefit, stocks of technology-related companies, including computer hardware and software producers, and consumer-related companies, including health-care providers and food/beverage producers, recorded some of the biggest gains during the 12 months. As they have for several years, those two business sectors comprised more than half of the Fund's investments, with Microsoft, Cisco Systems, Tellabs, Nike, Coca-Cola and HEALTHSOUTH among the best individual performers. There was little turnover in the portfolio, as I continued to be optimistic about the long-term prospects for the great majority of holdings.

Also working to the Fund's benefit was its very low level of cash reserves, as it proved to be much more rewarding to keep virtually all of the assets invested in stocks. This low-cash, or "fully invested," strategy is consistent with my investment style and, while it does make the Fund more vulnerable during market downturns, I believe it allows for a higher return over the long run.

As I wrote in my letter to you six months ago, I continue to find the investment environment largel favorable. Inflation remains low, corporations are still reporting solid profits and long-term interest rates continue to be at a comfortable level. Those fundamentals haven't changed. What has changed is that the stock market is at a much higher level than it was when the fiscal year began in August 1996, which makes it more vulnerable to a negative change in any of the fundamentals. But more important, even if the market does experience a downturn in the months ahead, I don't think that will alter the underlying bias of the market, which, I believe, will continue to work in favor of patient, persistent investors over the next few years.

Mitzi Malevich

Class A
12-month performance
(All figures per share)

Net asset value (NAV)
July 31, 1997       $35.47
July 31, 1996       $23.16
Increase            $12.31

Distributions
Aug. 1, 1996 - July 31, 1997
From income         $ --
From capital gains  $ .68
Total distributions $ .68

Total return*       +57.0%**

Class B
12-month performance
(All figures per share)

Net asset value (NAV)
July 31, 1997       $34.82
July 31, 1996       $22.92
Increase            $11.90

Distributions
Aug. 1, 1996 - July 31, 1997
From income         $ --
From capital gains  $ .68
Total distributions $ .68

Total return*       +55.8%**

Class Y
12-month performance
(All figures per share)

Net asset value (NAV)
July 31, 1997       $35.60
July 31, 1996       $23.21
Increase            $12.39

Distributions
Aug. 1, 1996 - July 31, 1997
From income         $ --
From capital gains  $ .68
Total distributions $ .68

Total return*       +57.2%**

*The prospectus discusses the effect of sales charges, if any on the various classes.

**The total return is a hypothetical investment in the Fund with all distributions reinvested.

(This annual report is not part of the prospectus.)

The Portfolio's ten largest holdings


                    Percent                  Value
          (of Portfolio's net assets) (as of July 31, 1997)

Travelers Group     3.48%               $143,875,000

Tellabs             3.48                 143,700,000

Washington Mutual   3.35                 138,250,000

Cisco Systems       3.08                 127,300,000

HEALTHSOUTH         3.08                 127,200,000

Hewlett-Packard     3.05                 126,112,500

Compaq Computer     2.76                 114,250,000

Merrill Lynch       2.73                 112,700,000

Applied Materials   2.67                 110,250,000

Schlumberger        2.59                 106,925,000


(Icon of) pie chart

The ten holdings listed here make up 30.27% of the Portfolio's net assets

(This annual report is not part of the prospectus.)

Making the most of the Fund


Build your assets systematically

One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high.

Using this strategy does not ensure a profit or avoid a loss if the market declines, and requires that you be able to keep on investing on a regular basis, even when the price of your shares falls or the market declines. Investing in this manner can be an effective way to meet your long-term goals.

How dollar-cost averaging works

Month        Amount            Per-share       Number of shares purchased
             invested          market price

Jan          $100              $20              5.00 XXXXX
Feb           100               18              5.56 XXXXXx
March         100               17              5.88 XXXXXx
April         100               15              6.67 XXXXXXx
May           100               16              6.25 XXXXXXx
June          100               18              5.56 XXXXXx
July          100               17              5.88 XXXXXx
Aug           100               19              5.26 XXXXXx
Sept          100               21              4.76 XXXXx
Oct           100               20              5.00 XXXXX

By investing an equal number of dollars each month... (arrow pointing to April) you automatically buy more shares when the per share market price is low... (arrow pointing to Sept.) and fewer shares when the per share market price is high.

You have paid an average price of only $17.91 per share over the 10 months, while the average market price actually was $18.10.

(This annual report is not part of the prospectus.)

The Fund's long-term performance

Three ways to benefit from a mutual fund:

o your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. And you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

How your $10,000 has grown in IDS Growth Fund

$40,000                                                    $41,811
                                                           Growth Fund
                                                           Class A

$30,000

$20,000
                                 S&P 500
                                 Stock Index


                                Lipper Growth
                                Fund Index
$10,000

$ 9,500

'87    '88    '89    '90    '91    '92    '93    '94   '95   ' 96   '97

Average annual total return
(as of July 31, 1997

               1 year         Since          5 years        10 years
                              inception
Class A        +49.15%            --%        +22.49%        +15.37%
Class B        +51.81%        +35.73%*           --%            --%
Class Y        +57.23%        +38.13%*           --%            --%

* Inception date was March 20, 1995.

On the graph above you can see how the Fund's total return compared to two widely cited unmanaged performance indexes, the S&P 500 Stock Index and the Lipper Growth Fund Index. In comparing Growth Fund (Class A) to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Assumes: o Holding period from 8/1/87 to 7/31/97. o Returns do not reflect taxes payable on distributions. o Reinvestment of all income and capital gain distributions for the Fund, with a value of $28,789. Also see "Performance" in the Fund's current prospectus.

Standard & Poor's 500 Stock Index (S&P 500), an unmanaged list of common stocks, is frequently used as a general measure of market performance. However, the S&P 500 companies are generally larger than those in which the Portfolio invests.

Lipper Growth Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to this fund, although some funds in the index may have somewhat different investment policies or objectives.

(This annual report is not part of the prospectus.)

The financial statements contained in Post-Effective Amendment #61 to Registration Statement No. 2-38355 filed on or about September 26, 1997, are incorporated herein by reference.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small-and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

(This annual report is not part of the prospectus.)

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

(This annual report is not part of the prospectus.)

IDS mutual Funds

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high-and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium-and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed

(This annual report is not part of the prospectus.)

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

(This annual report is not part of the prospectus.)

Federal income tax information

IDS Growth Fund

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below were reported to you on a Form 1099-DIV, Dividends and Distributions, last January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

IDS Growth Fund
Fiscal year ended July 31, 1997

Class A

Capital gain distribution
taxable as long-term capital gain.

  Payable date           Per share
  Dec. 30, 1996          $0.68351
Total distribution       $0.68351

(This annual report is not part of the prospectus.)

Class B

Capital gain distribution
taxable as long-term capital gain.

  Payable date           Per share
  Dec. 30, 1996          $0.68351
Total distribution       $0.68351

Class Y

Capital gain distribution
taxable as long-term capital gain.

  Payable date           Per share
  Dec. 30, 1996          $0.68351
Total distribution       $0.68351

(This annual report is not part of the prospectus.)

Quick telephone reference

American Express         Redemptions and exchanges,       National/Minnesota:
Financial Advisors       dividend payments or             800-437-3133
Telephone Transaction    reinvestments and automatic
Service                  payment arrangements             Mpls./St. Paul area:
                                                          671-3800

TTY Service             For the hearing impaired          800-846-4852


American Express        Automated account information     800-862-7919
Financial Advisors      (TouchTone(R) phones only),
Easy Access Line        including current fund prices
                        and performance, account values
                        and recent account transactions


AMERICAN EXPRESS Financial Advisors

IDS Growth Fund
IDS Tower 10
Minneapolis, MN 55440-0010

S-6455 M (9/97)

1997 ANNUAL REPORT

IDS
Research
Opportunities
Fund
(prospectus enclosed)

(icon of) magnifying glass

The goal of IDS Research Opportunities Fund, a part of IDS Growth Fund, Inc., is long-term growth of capital. The Portfolio will be managed using a research methodology developed by American Express Financial Corporation, which is designed to give investors the opportunity to achieve a return in excess of the Standard & Poor's 500 Composite Stock Price Index (S&P 500).

(This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)


AMERICAN EXPRESS Financial Advisors

Distributed by American Express Financial Advisors Inc.

(icon of) magnifying glass

The rewards of research

Behind every decision to buy or sell a stock is information -- in most cases, information gathered by a research analyst. IDS Research Opportunities Fund is designed to make the most of that research by investing only in Standard & Poor's 500 stocks that carry our analysts' highest rating. The intention is to construct a portfolio that has the potential to outperform the stock market as a whole.

Contents

(Icon of) One open book inside of another

The purpose of this annual report is to tell investors how the Fund performed.

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

            1997 annual report

            From the president                                               4
            From the portfolio manager                                       4
            The Portfolio's ten largest holdings                             6
            Making the most of the Fund                                      7
            The Fund's long-term performance                                 8
            Independent auditors' report (Fund)                              9
            Financial statements (Fund)                                     10
            Notes to financial statements (Fund)                            13
            Independent auditors' report (Portfolio)                        21
            Financial statements (Portfolio)                                22
            Notes to financial statements (Portfolio)                       25
            Investments in securities                                       32
            IDS mutual funds                                                35
            Federal income tax information                                  39

            1997 prospectus

            The Fund in brief                                               3p
            Goal                                                            3p
            Investment policies and risks                                   3p
            Structure of the Fund                                           4p
            Manager and distributor                                         4p
            Portfolio manager                                               5p
            Alternative purchase arrangements                               5p

            Sales charge and Fund expenses                                  6p

            Performance                                                     9p
            Financial highlights                                            9p
            Total returns                                                  10p

            Investment policies and risks                                  12p
            Facts about investments and their risks                        14p
            Valuing Fund shares                                            20p

            How to purchase, exchange or redeem shares                     21p
            Alternative purchase arrangements                              21p
            How to purchase shares                                         24p
            How to exchange shares                                         26p
            How to redeem shares                                           26p
            Reductions and waivers of the sales charge                     31p

            Special shareholder services                                   36p
            Services                                                       36p
            Quick telephone reference                                      36p

            Distributions and taxes                                        37p
            Dividend and capital gain distributions                        37p
            Reinvestments                                                  38p
            Taxes                                                          39p
            How to determine the correct TIN                               41p

            How the Fund and Portfolio are organized                       42p
            Shares                                                         42p
            Voting rights                                                  43p
            Shareholder meetings                                           44p
            Special considerations regarding
                master/feeder structure                                    45p
            Board members and officers                                     49p
            Investment manager                                             50p
            Administrator and transfer agent                               51p
            Distributor                                                    52p

            About American Express Financial Corporation                   54p
            General information                                            54p

            Appendix                                                       55p
            Descriptions of derivative instruments                         55p

(This annual report is not part of the prospectus.)

 To our shareholders

(picture of) William R. Pearce
President of the Fund

      From the president

      If you're an experienced investor, you know that the past two years have been unusually strong ones in many financial markets. Perhaps just as important, you also know that history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility.

      That fact reinforces the need for an investor to periodically review their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.

      William R. Pearce

(picture of) Guru Baliga
Portfolio manager

From the portfolio manager

      IDS Research Opportunities Fund took good advantage of a powerful bull market to post an uncommonly strong gain during the past fiscal year, which ran from Aug. 19, 1996 (the Fund's inception date) through July 1997. Over that period, the Fund's Class A shares generated a total return of 37.4%.

      The timing of the Fund's introduction proved to be splendidly fortunate, as the stock market was just beginning its remarkable rally. At that time, August 1996, the foundation for the advance had just fallen into place:
      Inflation was tame; long-term interest rates had leveled off; corporations were reporting robust profits; and the economy appeared healthy.

      Supported by those excellent fundamentals, perhaps no one should have been surprised when, for the next 12 months, the market went on an almost uninterrupted march. The only meaningful downturn (just under 10%) came late last winter, when worries about a potential rise in the inflation rate sent long-term interest rates higher. But the inflation

(This annual report is not part of the prospectus.)

      fears soon subsided, rates came back down, and the market was again on its way to higher ground. To put the strength of the rally in perspective, the market's 16.6% surge in the second quarter (April through June) was its best quarterly performance since 1991.

      Health care, technology
      financial services strong

      The Fund's performance basically tracked that of the broad market -- two striking advances sandwiched around a moderate, mid-period slump. Moreover, the business sectors that drove the stock market -- health care, technology and financial services -- to a large degree also drove the Fund. Among the top individual performers for the Fund were, in no particular order: Northern Telecom, Intel, Computer Associates, Boston
      Scientific, American Home Products, Gillette, Schering Plough, Merck, Boeing, Alcoa, NationsBank, BankBoston and Providian.

      The only real disappointment over the period was what turned out to be the premature sale of certain high-priced technology stocks -- primarily 3COM, Compaq Computer and Intel -- that rebounded sharply from the late-winter slump. On the other hand, being highly selective paid off when it came to retailing, a sector that struggled for most of the fiscal year. During the 12 months, there was an average of about 50 stocks in the portfolio.

      As we begin a new fiscal year, the investment environment continues to benefit from low inflation, moderate economic growth, low long-term interest rates and generally good corporate profits. That's encouraging. But, like all good things, this perfect world also will come to an end at some point, and the stock market will stall out and, perhaps, retreat. While I can't predict when that will happen, I can tell you that it's a normal part of investing and that I expect it will prove to be only a temporary interruption in what I believe is still a long-term positive trend for the stock market.

      Guru Baliga

Class A
 Aug. 19, 1996* - July 31, 1997
(All figures per share)

Net asset value (NAV)
July 31, 1997         $6.86
Aug. 19, 1996*        $5.00
Increase              $1.86

Distributions
Aug. 19, 1996* - July 31. 1997
From income           $  --
From capital gains    $0.01
Total distributions   $0.01

Total return**       +37.4%***

Class B
 Aug. 19, 1996* - July 31, 1997
(All figures per share)

Net asset value (NAV)
July 31, 1997         $6.82
Aug. 19, 1996*        $5.00
Increase              $1.82

Distributions
Aug. 19, 1996* - July 31, 1997
From income           $  --
From capital gains    $0.01
Total distributions   $0.01

Total return**       +36.5%***

Class Y
 Aug. 19, 1996* - July 31, 1997
(All figures per share)

Net asset value (NAV)
July 31, 1997         $6.88
Aug. 19, 1996*        $5.00
Increase              $1.88

Distributions
Aug. 19, 1996* - July 31, 1997
From income           $  --
From capital gains    $0.01
Total distributions   $0.01

Total return**       +37.7%***

  *Inception date.

 **The prospectus discusses the effect of sales charges, if any, on the various classes.

***The total return is a hypothetical investment in the Fund with all distributions reinvested.

(This annual report is not part of the prospectus.)

 The Portfolio's ten largest holdings
                                       Percent                         Value
                    (of Portfolio's net assets)         (as of July 31, 1997)
 Gillette                                 4.09%                  $12,375,000

 Coca-Cola                                3.78                    11,440,100

 Providian Financial                      3.55                    10,741,294

 Bristol-Myers Squibb                     3.35                    10,134,125

 SunAmerica                               3.28                     9,905,060

 Northern Telecommunications              3.05                     9,227,641

 Motorola                                 2.79                     8,432,812

 Johnson & Johnson                        2.78                     8,412,187

 UNUM                                     2.53                     7,654,000

 Rockwell Intl                            2.42                     7,304,062


(icon of) pie chart

The ten holdings listed here make up 31.62% of the Portfolio's net assets

(This annual report is not part of the prospectus.)

 Making the most of the Fund

      Build your assets systematically

      One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high.

      Using this strategy does not ensure a profit or avoid a loss if the market declines, and requires that you be able to keep on investing on a regular basis, even when the price of your shares falls or the market declines. Investing in this manner can be an effective way to accumulate shares to meet your long-term goals.

      How dollar-cost averaging works

      Month        Amount            Per-share       Number of shares purchased
                   invested          market price

      Jan          $100              $20              5.00 XXXXX
      Feb           100               18              5.56 XXXXXx
      March         100               17              5.88 XXXXXx
      April         100               15              6.67 XXXXXXx
      May           100               16              6.25 XXXXXXx
      June          100               18              5.56 XXXXXx
      July          100               17              5.88 XXXXXx
      Aug           100               19              5.26 XXXXXx
      Sept          100               21              4.76 XXXXx
      Oct           100               20              5.00 XXXXX

By investing an equal number of dollars each month... (arrow pointing to April) you automatically buy more shares when the per share market price is low... (arrow pointing to Sept) and fewer shares when the per share market price is high.

You have paid an average price of only $17.91 per share over the 10 months, while the average market price actually was $18.10.

(This annual report is not part of the prospectus.)

 The Fund's long-term performance

      Three ways to benefit from a mutual fund:

     o your shares increase in value when the Fund's investments do well

     o you receive capital gains when the gains on investments sold by the Fund exceed losses

     o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

      All three make up your total return. And you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

       How your $10,000 has grown in IDS Research Opportuities Fund


                                     S&P 500
                                     Stock Index                        $13,435
       $10,000                                                         Research
        $9,500                                               Opportunities Fund
                                                                        Class A


       8/96  9/96  10/96  11/96  12/96  1/97  2/97  3/97  4/97  5/97  6/97  7/97

       Average annual total return
      (as of July 31, 1997)
                                                           Since inception*
       Class A                                                  +30.64%
       Class B                                                  +32.48%
       Class Y                                                  +37.66%

    *  Inception date was Aug. 19, 1996.

      On the graph above you can see how the Fund's total return compared to a widely cited performance index, the S&P 500 Stock Index. In comparing IDS Research Opportunities Fund (Class A) to this index, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the index.

      Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the deduction of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

      Assumes: o Holding period from 9/1/96 to 7/31/97. o Returns do not reflect taxes payable on distributions. o Reinvestment of all income and capital gain distributions for the Fund, with a value of $13. Also see "Performance" in the Fund's current prospectus.

      The Standard & Poor's 500 Stock Index, an unmanaged list of common stocks, is frequently used as a general measure of performance. However, the S&P 500 companies are generally larger than those in which the Portfolio invests.

(This annual report is not part of the prospectus.)

The financial statements contained in Post-Effective Amendment #61 to Registration Statement No. 2-38355 filed on or about September 26, 1997, are incorporated herein by reference.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small-and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

(This annual report is not part of the prospectus.)

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

(This annual report is not part of the prospectus.)

IDS mutual Funds

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high-and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium-and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed

(This annual report is not part of the prospectus.)

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

(This annual report is not part of the prospectus.)

 Federal income tax information

      IDS Research Opportunities Fund

      The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below were reported to you on a Form 1099-DIV, Dividends and Distributions, last January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

      IDS Research Opportunities Fund, Inc.
      Fiscal period ended July 31, 1997

      Class A
       Capital gain distribution
       taxable as long-term capital gain.
       Payable date                                                   Per share
       Dec. 30, 1996                                                   $0.00543

      Class B
       Capital gain distribution
       taxable as long-term capital gain.
       Payable date                                                   Per share
       Dec. 30, 1996                                                   $0.00543

      Class Y
       Capital gain distribution
       taxable as long-term capital gain.
       Payable date                                                   Per share
       Dec. 30, 1996                                                   $0.00543

(This annual report is not part of the prospectus.)

Quick telephone reference

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800



TTY Service                 For the hearing impaired               800-846-4852




American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions


AMERICAN EXPRESS Fiancial Advisors

IDS Research Opportunities Fund
IDS Tower 10
Minneapolis, MN 55440-0010

S-6356 C (9/97)

STATEMENT OF DIFFERENCES

Difference                           Description

1)  The layout is different          1)  Some of the layout in the
    throughout the annual report.        annual report to
                                         shareholders is in two
                                         columns.

2)  Headings.                        2)  The headings in the
                                         annual report are
                                         placed in a blue strip
                                         at the top of the page.

3)  There are pictures, icons        3)  Each picture, icon and
    and graphs throughout the            graph is described in
    annual report.                       parentheses.

4)  Footnotes for charts and         4)  The footnotes for each
    graphs are described at              chart or graph are typed
    the left margin.                     below the description of
                                         the chart or graph.